Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Schedule of details of provisions in the consolidated balance sheet

	12/31/2019	12/31/2020

Provisions for pensions and similar obligations	6,406	7,433
Provisions for tax and legal matters	1,558	1,898
Provisions for off-balance sheet risk	1,075	1,232
Other provisions	65	41
	9,104	10,604

Schedule of changes in provisions

The changes in Provisions were as follows:

	2018					2019					2020
	Provisions		Provisions			Provisions	Provisions	Provisions			Provisions	Provisions	Provisions
	for Pensions	Provisions	for Off-			for Pensions	for Tax and	for Off-			for Pensions	for Tax and	for Off-
	and Similar	for Tax and	Balance-	Other		and Similar	Legal	Balance-	Other		and Similar	Legal	Balance-	Other
	Obligations	Legal Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total

Balance at the beginning of year (as originally presented)	3,860	1,072	1,032	766	6,730	4,370	1,516	852	62	6,800	6,406	1,558	1,075	65	9,104
Adjustments on initial adoption of IFRS 9	—	—	(32)	—	(32)	—	—	—	—	—	—	—	—	—	—
Beginning balance as of January 1 (restated)	3,860	1,072	1,000	766	6,698	4,370	1,516	852	62	6,800	6,406	1,558	1,075	65	9,104
Additions charged (credited) to net income:
Interest expense and similar charges	359	—	—	—	359	415	—	—	—	415	442	—	—	—	442
Personnel expenses – Defined Benefit Plan	157	—	—	—	157	147	—	—	—	147	273	—	—	—	273
Personnel expenses – Defined Contribution Plan (Note 42)	373	—	—	—	373	410	—	—	—	410	488	—	—	—	488
Other	129	—	—	—	129	257	—	—	—	257	256	—	—	—	256
Actuarial (gains)/losses recognized in the year in other comprehensive income	(260)	—	—	—	(260)	1,673	—	—	—	1,673	995	—	—	—	995
Period provisions	—	576	(148)	5	433	—	353	223	5	581	—	586	157	(20)	723
Contributions from the employer	246	—	—	—	246	118	—	—	—	118	—	—	—	—	—
Payments to pensioners and pre-retirees with a charge to internal provisions	(234)	—	—	—	(234)	(348)	—	—	—	(348)	(881)	—	—	—	(881)
Other payments (*)	—	(284)	—		(284)	—	—	—		—	—	(246)	—	—	(246)
Payments to Defined Contribution Plan	(347)	—	—	—	(347)	(636)	(311)	—	—	(947)	(475)	—	—	—	(475)
Recognition of pension obligations from acquisition of Santander Tecnología México	95	—	—	—	95	—	—	—	—	—	—	—	—	—	—
Transfers and other changes	(8)	152	—	(709)	(565)	—	—	—	(2)	(2)	(71)	—	—	(4)	(75)
Balances at the end of year	4,370	1,516	852	62	6,800	6,406	1,558	1,075	65	9,104	7,433	1,898	1,232	41	10,604

(*)Included in these amounts are payments made by the Bank to the Mexican Tax Administration Service (Servicio de Administración Tributaria) of 1 million pesos in 2018, 3 million pesos in 2019 and 1 million pesos in 2020 because the Bank was not withholding income tax in transactions with financial derivative instruments with certain counterparties.

Schedule of Provision for pensions and similar obligations

	12/31/2019	12/31/2020

Provisions for post-employment plans
Of which: Defined benefit pension plan	6,328	7,342
Provisions for defined contribution pension plan	78	91
	6,406	7,433

Schedule of actuarial assumptions used to calculate defined benefit obligations

	Defined Benefit Pension Plan
	12/31/2019	12/31/2020

Annual discount rate	7.3%	6.8%
Mortality tables	EMSSA 1997 and 2009	EMSSA 2009 (Gen)
Expected return on plan assets	7.3%	6.8%
Cumulative annual INPC growth	3.5%	3.5%
Annual salary increase rate	4.5%	4.5%
Annual minimum salary increase rate	4.0%	3.5%
Medical cost trend rates	5.0%	5.0%

Schedule of funding status of the defined benefit obligations

	Defined Benefit
	Pension Plan
	12/31/2019	12/31/2020

Present value of the obligations:
Pension plan	2,567	2,758
Post-employment benefits	5,127	6,055
Long-term benefits	702	715
	8,396	9,528
Less:
Fair value of plan assets	(2,068)	(2,186)

Provisions – Provisions for pensions	6,328	7,342
Of which:
Internal provisions for pensions	6,328	7,342

Schedule of defined benefit obligation recognised in consolidated income statement

	Defined Benefit
	Pension Plan
	2018	2019	2020

Current service cost	157	147	273
Interest cost (net)	359	415	442
Other	129	257	256
	645	819	971

Schedule of changes in the present value of the accrued defined benefit obligations

	Defined Benefit
	Pension Plans
	2019	2020

Present value of the obligations at the beginning of year	6518	8,396
Current service cost (Note 42)	147	273
Interest cost	585	582
Benefits paid	(983)	(1,071)
Actuarial (gains)/losses	2,129	1,413
Other	—	(65)
Present value of the obligations at the end of year	8,396	9,528

Schedule of changes in fair value of plan assets

	Defined Benefit
	Pension Plan
	2019	2020

Fair value of plan assets at the beginning of year	2,196	2,068
Actual return on plan assets	347	308
Transfer of funds to defined contribution plan	(129)	(190)
Benefits paid	(346)	—
Fair value of plan assets at the end of year	2,068	2,186

Schedule of categories of plan assets as a percentage of total plan assets

	Defined Benefit
	Pension Plan
	12/31/2019	12/31/2020

Equity instruments	34%	36%
Cash and debt instruments	66%	64%

Schedule of off-balance-sheet risks

	12/31/2019	12/31/2020

Available lines of credit cards and non-revolving consumer loans	965	906
Guarantees and loan commitments of commercial and public sector loans	110	326
	1,075	1,232

Schedule of Provisions for off balance sheet risks by stages

As of December 31, 2020, the breakdown of the Provisions for off-balance sheet risks by stages is as follows:

	Provision for off-balance sheet risk
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	695	177	34	906

Guarantees, documentary credits and loan commitments of commercial loans of small and medium-sized enterprises	86	8	232	326

Total	781	185	266	1,232

Schedule of disclosure of transfers between stages of the Provisions for off balance sheet risks.

As of December 31, 2020, the transfers between stages of the Provisions for off-balance sheet risks is as follows:

	Provision for off-balance sheet risk
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2020:	916	144	15	1,075

Financial assets derecognized during the period other than write-offs	—	—	—	—
Write-offs	—	—	—	—
Originated financial assets	—	—	—	—
Foreign exchange and other movements	(135)	41	251	157

As of December 31, 2020	781	185	266	1,232